SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net income (loss) per common share (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023	Dec. 31, 2022
Numerator:
Allocation of net (loss) income	$ 757,000		$ (1,393,000)		$ (22,469,000)	$ (28,649,000)
Net loss attributable to common stockholders - diluted	$ 757,000		$ (1,393,000)
Denominator:
Weighted average number of common shares used in computing net loss per common share - basic	25,468,000	[1]	23,862,000	[1]	128,459,102	92,958,570
Weighted average number of common shares used in computing net loss per common share - diluted	26,257,000	[1]	23,862,000	[1]	128,459,102	92,958,570
Net loss per common share - basic	$ 0.03	[1]	$ (0.06)	[1]	$ (0.17)	$ (0.31)
Net loss per common share - diluted	$ 0.03	[1]	$ (0.06)	[1]	$ (0.17)	$ (0.31)
CONCORD ACQUISITION CORP III | Class A common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of warrants to purchase shares issued					33,550,000
Numerator:
Allocation of net (loss) income					$ (1,247,339)	$ 19,405,027
Denominator:
Weighted average number of common shares used in computing net loss per common share - basic					14,374,778	34,500,000
Net loss per common share - basic					$ (0.09)	$ 0.56
CONCORD ACQUISITION CORP III | Class B common stock
Numerator:
Allocation of net (loss) income					$ (748,415)	$ 4,851,257
Denominator:
Weighted average number of common shares used in computing net loss per common share - basic					8,625,000	8,625,000
Weighted average number of common shares used in computing net loss per common share - diluted					8,625,000	8,625,000
Net loss per common share - basic					$ (0.09)	$ 0.56
Net loss per common share - diluted					$ (0.09)	$ 0.56

[1]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combination (as defined in the Notes to the Unaudited Condensed Consolidated Financial Statements.)